18. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Notes
18. SEGMENTED INFORMATION

18.     SEGMENTED INFORMATION

The Company has the following business divisions:

•          Products Business Division

Marketing and distribution of generic and over-the-counter (OTC) pharmaceutical products and, through the Company's Corozon Platform, the distribution of point of care screening devices and related supplies and training materials.

•          Point of Care Business Division

Point of care screening services provided through the Company's HealthTab system and software platform.

Summarized financial information concerning reportable segments is shown in the following tables. As at December 31, 2018:

	VANC	HealthTab	Total
	$	$	$
Accounts receivable	280,280	-	280,280
Inventories	102,499	-	102,499
Equipment	21,005	-	21,005
Intangible assets	425,732	1	425,733

Accounts payable	312,632	1,607	314,239

VANC Pharmaceuticals	2018	2017

	$	$
Revenue
Sales	812,666	1,617,083
Marketing, promotional incentives	(426,274)	(1,079,369)
Net sales	386,392	537,714

Cost of Sales	387,784	290,871

Gross profit (loss)	(1,392)	246,843

Expenses
Amortization	136,080	13,854
Consulting	494,783	92,378
General and administrative	513,998	637,234
Product registration and development	251,508	242,303
Professional fees	267,945	279,097
Selling and marketing	472,496	696,161
Share-based compensation	372,138	311,389
	2,508,948	2,272,416
Other income (expense)
Finance costs	-	(262)
Gain on debt settlement	5,119	-
Interest income	1,715	-
Write down of inventories	(227,025)	(745,977)
Write down of intangible assets	(190,151)	-
Other (expense) income	(2,562)	35,095

Net loss and comprehensive loss for the year	(2,923,244)	(2,736,717)

HealthTab	2018	2017

	$	$
Revenue
Sales	15,295	-
Marketing, promotional incentives	(561)	-
Net sales	14,734	-

Cost of Sales	16,258	-

Gross profit (loss)	(1,524)	-

Expenses
Amortization	399,429	-
General and administrative	13,691	-
Product registration and development	-	-
Professional fees	676	-
Selling and marketing	-	-
Share-based compensation	-	-
	413,796	-
Other income (expense)
Finance costs	(102)	-
Gain on debt settlement	-	-
Interest income	-	-
Write down of inventories	-	-
Write down of equipment	(45,114)	-
Write down of intangible assets	(756,022)
Other income	3,000	-

Net loss and comprehensive loss for the year	(1,213,558)	-